Other Information (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Information
Average number of employees	620	681	663
Number of industrial employees	424	487	465
Number of commercial employees	197	194	198